CAPITAL STOCK - Authorized capital stock (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 CAD ($)
Quebecor Media
CAPITAL STOCK
Number of shares issued as consideration		20,958
Value of equity issued as consideration		$ 17.3
Series B
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series C
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series D
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series E
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series F
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series H
CAPITAL STOCK
Fixed monthly non-cumulative dividend	1.00%
Series G
CAPITAL STOCK
Fixed annual cumulative preferred dividend	11.25%